Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk	Operating Segment Information and Concentrations of Risk
The Company reports its operating segment information in the format that the operating segment information is available to and evaluated by the Chief Operating Decision Maker. The North America Fiber Cement segment manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada. The Asia Pacific Fiber Cement segment includes all fiber cement products manufactured in Australia and the Philippines, and sold in Australia, New Zealand, Asia, the Middle East and various Pacific Islands. The Europe Building Products segment includes the Fermacell business and fiber cement product manufactured in the United States that is sold in Europe. The Other Businesses segment ceased to be an operating and reportable segment effective 31 March 2020 due to the Company's completion of its exit of its non-fiber cement manufacturing and sales activities in North America, including fiberglass windows. The Research and Development segment represents the cost incurred by the research and development centers. General Corporate primarily consist of Asbestos adjustments, officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense, net of rental income, on the Company’s corporate offices. The Company does not report net interest expense for each segment as the segments are not held directly accountable for interest expense.
Operating Segments
The following is the Company’s operating segment information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$2,040.2	$1,816.4	$1,676.9
Asia Pacific Fiber Cement	458.2	418.4	446.8
Europe Building Products	410.3	371.4	368.3
Other Businesses	—	0.6	14.6
Worldwide total	$2,908.7	$2,606.8	$2,506.6

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$585.5	$429.3	$382.5
Asia Pacific Fiber Cement	124.8	58.5	99.8
Europe Building Products	37.6	11.2	10.0
Other Businesses	—	—	(30.9)
Research and Development	(28.9)	(27.0)	(29.0)
Segments total	719.0	472.0	432.4
General Corporate	(246.2)	(129.5)	(80.8)
Total operating income	472.8	342.5	351.6

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$89.1	$88.7	$80.2
Asia Pacific Fiber Cement	13.9	12.7	12.8
Europe Building Products	28.0	25.6	18.7
Other Businesses	—	0.2	2.3
General Corporate	2.8	3.2	4.3
Research and Development	1.2	1.1	1.1
Total	$135.0	$131.5	$119.4

	Total Identifiable Assets 31 March
(Millions of US dollars)	2021	2020
North America Fiber Cement	$1,273.9	$1,320.0
Asia Pacific Fiber Cement	371.0	314.3
Europe Building Products	762.1	748.5
Research and Development	10.3	8.6
Segments total	2,417.3	2,391.4
General Corporate [1]	1,671.7	1,636.9
Worldwide total	$4,089.0	$4,028.3

The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America [2]	$2,040.2	$1,817.0	$1,691.5
Australia	321.9	290.4	315.1
Germany	143.0	135.7	137.1
New Zealand	81.9	72.2	79.1
Other Countries [3]	321.7	291.5	283.8
Worldwide total	$2,908.7	$2,606.8	$2,506.6

		Total Identifiable Assets 31 March
(Millions of US dollars)		2021	2020
North America [2]		$1,279.4	$1,324.8
Australia		256.7	220.0
Germany		527.6	519.3
New Zealand		46.3	32.4
Other Countries [3]		307.3	294.9
Segments total		2,417.3	2,391.4
General Corporate [1]		1,671.7	1,636.9
Worldwide total		$4,089.0	$4,028.3
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1.Included in General Corporate are deferred tax assets for each operating segment that are not held directly accountable for deferred income taxes and Asbestos-related assets.
2.The amounts disclosed for North America are substantially all related to the USA.
3.Included are all other countries that account for less than 5% of net sales and total identifiable assets individually, primarily in the Philippines, Switzerland and other European countries.
Research and development expenditures are expensed as incurred and are summarized by segment in the following table. Research and development segment operating income also includes Selling, general and administrative expenses of US$2.9 million, US$3.0 million and US$2.3 million in fiscal years 2021, 2020 and 2019, respectively.

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$5.6	$5.3	$6.5
Asia Pacific Fiber Cement	1.1	1.8	2.1
Europe Building Products	1.6	1.7	2.6
Research and Development	26.0	24.0	26.7
	$34.3	$32.8	$37.9
The following represents the Asset impairments by segment for the fiscal year ended 31 March 2020:

(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	General Corporate	Total
Property, plant and equipment [1]	$41.2	$15.0	$5.5	$—	$61.7
Right-of-use assets [2]	—	11.2	—	—	11.2
Intangible assets	—	—	—	1.4	1.4
Inventories [3]	—	2.9	—	—	2.9
Goodwill	—	0.2	—	—	0.2
Asset Retirement Obligations [4]	—	5.8	—	—	5.8
Other	—	1.2	—	—	1.2
	$41.2	$36.3	$5.5	$1.4	$84.4
[1] Excludes US$2.8 million of impairment charges in North America Fiber Cement segment on individual assets that were included in Cost of goods sold. Refer to Note 7 for further details.
[2] Relates to the closure of the Penrose, New Zealand plant
[3] The US$2.9 million charge primarily relates to the estimated costs associated with pallets and raw materials, with the closing of the New Zealand plant and exit of James Hardie Systems.
[4] The total Asset Retirement Obligation balance at 31 March 2020 of US$8.0 million is recorded in the Asia Pacific Fiber Cement segment in Other liabilities - non-current and relates to the New Zealand plant. This balance is inclusive of the impairment amount above.

Concentrations of Risk
The distribution channels for the Company’s fiber cement products are concentrated. The Company has one customer who has contributed greater than 10% of net sales in each of the past three fiscal years. The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2021		2020		2019
Customer A	$347.3	12.0%	$306.0	12.0%	$260.5	10.4%
Approximately 33%, 34% and 36% of the Company’s net sales in fiscal year 2021, 2020 and 2019, respectively, were from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.